Shareholders' Equity - Additional Information (Detail) - $ / shares			3 Months Ended								12 Months Ended
	Oct. 24, 2017	Oct. 24, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retained Earnings Adjustments [Line Items]
Dividend distribution allowance description											SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for a. Payment of taxes; b. Recovery of prior years' deficits, if any; c. 10% of remaining balance after deduction for a and b as legal reserve; d. Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary.
Dividend declared	$ 0.3	$ 0.2	$ 0.075	$ 0.050	$ 0.050	$ 0.050	$ 0.0500	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.30	$ 0.20	$ 0.2625
American Depositary Shares
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 1.2	$ 0.8